UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22185

IndexIQ Trust

(Exact name of registrant as specified in charter)

800 Westchester Ave, Suite N-611
Rye Brook, NY 10573

(Address of principal executive offices) (Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave, Suite N-611
Rye Brook, NY 10573

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: October 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT | OCTOBER 31, 2010

IndexIQ Trust
 IQ ALPHA
Hedge Strategy Fund

The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Fund and are available by visiting www.indexiq.com or by calling 1-888-934-0777. Read the prospectus carefully before investing.

Fund performance that is current to the most recent month-end is available by visiting www.indexiq.com or by calling 1-888-934-0777.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Please visit IndexIQ’s web site at www.indexiq.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call IndexIQ at 1-888-934-0777.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Fund is distributed by ALPS Distributors, Inc., which is not affiliated with IndexIQ or the Fund’s investment advisor.

IndexIQ® and IQ® are registered service marks of IndexIQ.

Shareholder Letter (unaudited)

Dear Shareholder:

The six months ended October 31, 2010 marked a period of significant volatility across asset classes. Starting with the “Flash Crash” in the U.S. equity market on May 6th, U.S. and global markets embarked upon a “see-saw” pattern of performance, whereby the markets oscillated between large down moves and sharp upturns.

The increased volatility across market segments further underscores the importance of a properly diversified portfolio and the value of alternative assets, which typically provide lower volatility and lower correlation to traditional asset classes.*

Given the market dynamics, IndexIQ’s flagship multi-strategy hedge fund replication mutual fund, IQ ALPHA Hedge Strategy Fund (tickers IQHIX/IQHOX), continued to exhibit positive results, both in terms of asset growth and market performance. IQ ALPHA Hedge is an investment solution designed to provide investors with the diversification benefits of alternative asset classes like hedge funds, without the structural impediments of those funds, namely the lack of liquidity, lack of transparency, high fees, and tax inefficiency. The Fund is not a hedge fund and does not invest in hedge funds.

I want to personally thank you for your interest in IndexIQ and our investment solutions. I invite you to visit us at www.indexiq.com or call us at (888) 934-0777 for more information on our company and products.

Adam S. Patti
Chief Executive Officer
Registered Representative of ALPS Distributors, Inc.

*	Diversification does not eliminate the risk of experiencing investment loss.

Fund Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Month Period 5/1/10 to 10/31/10” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/10	Ending Account Value 10/31/10	Annualized Expense Ratios for the Period 5/1/10 to 10/31/10	Expenses Paid During the Six Month Period 5/1/10 to 10/31/10†

Institutional Class
Actual	$1,000.00	$1,064.10	1.47%	$7.65
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	1.47%	$7.48
Investor Class
Actual	$1,000.00	$1,062.25	1.90%	$9.88
Hypothetical (5% return before expenses)	$1,000.00	$1,015.63	1.90%	$9.65

†	Expenses are calculated using each Class’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio Summary

October 31, 2010 (unaudited)

PORTFOLIO STATISTICS
Net Assets ($ mil): $144.3

SCHEDULE OF INVESTMENTS SUMMARY TABLE
Investment Companies	% of Net Assets

Aggregate Bond Fund	30.1%
Emerging Equity Funds	23.3
Corporate Bond Fund	19.1
High Yield Corporate Bond Fund	11.1
U.S. Short-Term Treasury Bond Fund	8.2
Currency Harvest Funds	3.8
International Bond Fund	2.9
Commodity Funds	0.9
Treasury Inflation-Protected Security	0.5
Money Market Fund	1.2

Total Investments	101.1
Liabilities in Excess of Other Assets	(1.1)

Net Assets	100.0%

Schedule of Investments

October 31, 2010 (unaudited)

	Shares	Value

Investment Companies(a) — 101.1%

Long-Term Investments — 99.9%

Aggregate Bond Fund — 30.1%
iShares Barclays Aggregate Bond Fund	231,381	$25,116,407
SPDR Barclays Capital Aggregate
Bond ETF	7,603	438,541
Vanguard Total Bond Market ETF	216,574	17,910,670

Total Aggregate Bond Fund		43,465,618

Commodity Funds — 0.9%
iPath Dow Jones-UBS Commodity Index
Total Return ETN*	9,484	421,754
PowerShares DB Commodity Index
Tracking Fund*	33,039	831,922

Total Commodity Funds		1,253,676

Corporate Bond Fund — 19.1%
iShares Barclays Credit Bond Fund	11,786	1,268,881
iShares iBoxx $ Investment Grade
Corporate Bond Fund	233,735	26,262,464

Total Corporate Bond Fund		27,531,345

Currency Harvest Funds — 3.8%
PowerShares DB G10 Currency
Harvest Fund*	232,541	5,450,761

Emerging Equity Funds — 23.3%
iShares MSCI Emerging Markets Index	406,017	18,729,564
Vanguard Emerging Markets ETF	318,874	14,932,870

Total Emerging Equity Fund		33,662,434

High Yield Corporate Bond Fund — 11.1%
iShares iBoxx $ High Yield Corporate
Bond Fund	94,493	8,574,295
SPDR Barclays Capital High Yield Bond ETF	181,874	7,435,009

Total High Yield Corporate Bond Fund		16,009,304

International Bond Fund — 2.9%
iShares JPMorgan USD Emerging Markets
Bond Fund	18,913	2,138,115
PowerShares Emerging Markets
Sovereign Debt Portfolio	30,271	856,366
SPDR Barclays Capital International
Treasury Bond ETF*	20,382	1,248,194

Total International Bond Fund		4,242,675

Treasury Inflation-Protected Security — 0.5%
iShares Barclays US Treasury Inflation
Protected Securities Fund	6,874	767,276

U.S. Short-Term Treasury Bond Fund — 8.2%
iShares Barclays 1-3 Year Treasury
Bond Fund	62,342	5,267,275
iShares Barclays Short Treasury Bond Fund	21,339	2,352,198
SPDR Barclays Capital 1-3 Month T-Bill ETF*	14,166	649,653
Vanguard Short-Term Bond ETF	42,497	3,483,904

Total U.S. Short-Term Treasury Bond Fund		11,753,030

Total Long-Term Investments — 99.9%
(Cost $136,597,407)		144,136,119

Short-Term Investment — 1.2%

Money Market Fund — 1.2%
Dreyfus Treasury & Agency Cash
Management 521 Institutional
(Cost $1,785,476)		1,785,476

Total Investment Companies — 101.1%
(Cost $138,382,883)		$145,921,595
Liabilities in Excess of other Assets — (1.1)%(b)		(1,593,323)

Net Assets — 100.0%		$144,328,272

*	Non-income producing securities.

(a)	All or a portion of the securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $142,390,228.

(b)	Liabilities in Excess of Other Assets includes net unrealized depreciation on swaps.

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

See notes to financial statements.

Schedule of Investments (continued)

October 31, 2010 (unaudited)

Swap contracts outstanding at October 31, 2010:

Total Return Benchmark	Annual Financing Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
iShares Barclays Aggregate Bond Fund	0.60%	7/6/2010	$16,103,325	$(19,398)
SPDR Barclays Capital 1-3 Month T-Bill ETF	0.60%	7/6/2010	417,281	(178)
Vanguard Total Bond Market ETF	0.60%	7/6/2010	11,470,583	(1,012)
Vanguard Short-Term Bond ETF	0.60%	7/6/2010	2,226,222	4,826
SPDR Barclays Capital International Treasury Bond ETF	0.60%	7/6/2010	786,833	14,579
iShares Barclays Credit Bond Fund	0.60%	7/6/2010	816,861	(2,120)
PowerShares DB Commodity Index Tracking Fund	0.60%	7/6/2010	520,017	16,176
PowerShares DB G10 Currency Harvest Fund	0.60%	7/6/2010	3,465,594	24,958
iPath Dow Jones-UBS Commodity Index Total Return ETN	0.60%	7/6/2010	260,582	11,244
iShares MSCI Emerging Markets Index Fund	0.60%	7/6/2010	11,687,866	306,258
iShares MSCI EAFE Index Fund	–0.20%	7/6/2010	(25,960,565)	(534,961)
iShares JPMorgan USD Emerging Markets Bond Fund	0.60%	7/6/2010	1,354,585	18,157
CurrencyShares Euro Trust	–2.74%	7/6/2010	(4,610,914)	(101,414)
iShares iBoxx $ High Yield Corporate Bond Fund	0.60%	7/6/2010	5,430,596	60,170
iShares Russell 2000 Index Fund	–0.91%	7/6/2010	(3,652,857)	(146,584)
iShares Dow Jones US Real Estate Index Fund	–1.07%	7/6/2010	(5,112,137)	(175,767)
SPDR Barclays Capital High Yield Bond ETF	0.60%	7/6/2010	4,665,428	95,840
SPDR Barclays Capital Aggregate Bond ETF	0.60%	7/6/2010	283,214	(587)
iShares iBoxx Investment Grade Corporate Bond Fund	0.60%	7/6/2010	16,926,553	(108,859)
PowerShares Emerging Markets Sovereign Debt Portfolio	0.60%	7/6/2010	545,018	6,907
SPDR Dow Jones REIT ETF	–0.48%	7/6/2010	(2,018,866)	(81,395)
iShares Barclays Short Treasury Bond Fund	0.60%	7/6/2010	1,511,136	(853)
iShares Barclays 1-3 Year Treasury Bond Fund	0.60%	7/6/2010	3,370,420	2,684
iShares Barclays TIPS Bond Fund	0.60%	7/6/2010	488,731	5,888
Vanguard Europe Pacific ETF	–2.47%	7/6/2010	(3,635,527)	(82,248)
Vanguard REIT ETF	–0.82%	7/6/2010	(9,686,994)	(424,604)
Vanguard Emerging Markets ETF	0.60%	7/6/2010	9,315,738	247,081

Total Unrealized Depreciation				$(865,212)

Collateral for swap contracts was $142,390,228 at October 31, 2010. Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

See notes to financial statements.

Statement of Assets and Liabilities

October 31, 2010 (unaudited)

Assets
Investments, at fair value (cost $138,382,883)	$145,921,595
Cash	625,046
Receivable for capital shares sold	4,442,158
Unrealized appreciation on swap transactions	814,768
Prepaid expenses	24,030
Interest receivable	8

Total assets	151,827,605

Liabilities
Payable for capital shares repurchased	3,810,813
Payable for investments purchased	1,737,669
Unrealized depreciation on swap transactions	1,679,980
Advisory fees payable	111,421
Distribution fees payable — Investor Class	5,353
Trustees fees payable	425
Compliance fees payable	217
Accrued expenses	153,455

Total Liabilities	7,499,333

Net Assets	$144,328,272

Composition of Net Assets
Paid-in capital	$137,249,998
Undistributed net investment income	983,886
Accumulated net realized loss from investment securities and swap transactions	(579,112)
Net unrealized appreciation on investment securities and swap transactions	6,673,500

Net Assets	$144,328,272

NET ASSET VALUE PER SHARE
($0.001 par value common stock, unlimited authorized shares)

Class	Net Assets	Shares Outstanding	Net Asset Value
Institutional	$116,834,745	10,827,436	$10.79
Investor	$ 27,493,527	2,557,657	$10.75

See notes to financial statements.

Statement of Operations

For the Six Months Ended October 31, 2010 (unaudited)

Investment Income
Dividend income		$1,732,676
Interest income		132

Total Investment Income		1,732,808

Expenses
Advisory fees	$516,191
Professional fees	63,864
Administrative and accounting fees	55,503
Transfer agent fees	50,645
Recoupment	44,291
Blue sky fees	23,411
Distribution fee — Investor Class	22,702
Insurance fees	17,442
Shareholder reporting fees	14,419
Custodian fees	10,147
Registration fees	9,358
Trustee fees and expenses	5,095
Compliance fees	2,142
Listing fees	490
Miscellaneous fees	155

Total expenses		835,855

Net Investment Income		896,953

Realized and Unrealized Gain (Loss) on Investments and Swap Transactions
Net realized gain (loss) on:
Investment securities		(615,954)
Swap transactions		1,986,051
Net change in net unrealized appreciation (depreciation) on:
Investment securities		5,338,093
Swap transactions		(414,411)

Net realized and unrealized gain on investment securities and
swap transactions		6,293,779

Net Increase in Net Assets Resulting from Operations		$7,190,732

See notes to financial statements.

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2010 (unaudited)	For the Year Ended April 30, 2010

Increase (Decrease) in Net Assets from Operations
Net investment income	$896,953	$325,164
Net realized gain (loss) from investment securities and swap transactions	1,370,097	(570,502)
Net change in unrealized appreciation on investment securities and
swap transactions	4,923,682	1,678,678

Net increase in net assets resulting from operations	7,190,732	1,433,340

Dividends and Distributions to Shareholders from:
Net investment income
Institutional Class	—	(219,758)
Investor Class	—	(54,227)

Total net investment income dividend distributions to shareholders	—	(273,985)

Net realized gains
Institutional Class	—	(664,039)
Investor Class	—	(305,271)

Total net realized gain distributions to shareholders	—	(969,310)

Capital Share Transactions
Institutional Class
Proceeds from shares sold	56,287,588	74,749,047
Cost of shares repurchased	(17,370,262)	(5,834,326)
Proceeds from distributions reinvested	—	203,589
Redemption fees	—	449

Net Increase from capital share transactions	38,917,326	69,118,759

Investor Class
Proceeds from shares sold	14,655,788	17,711,100
Cost of shares repurchased	(3,084,732)	(4,356,345)
Proceeds from distributions reinvested	—	328,552
Redemption fees	—	660

Net Increase from capital share transactions	11,571,056	13,683,967

Total increase in net assets	57,679,114	82,992,771

Net Assets
Beginning of period	86,649,158	3,656,387

End of period	$144,328,272	$86,649,158

End of period net assets includes undistributed net investment income
as follows:	$983,886	$86,933

Changes in Shares Outstanding
Institutional Class
Shares outstanding, beginning of period	7,080,777	323,275
Shares sold	5,483,098	7,304,787
Shares repurchased	(1,736,439)	(567,383)
Shares issued for dividends reinvested	—	20,098

Shares outstanding, end of period	10,827,436	7,080,777

Investor Class
Shares outstanding, beginning of period	1,465,627	68,405
Shares sold	1,396,442	1,790,365
Shares repurchased	(304,412)	(425,609)
Shares issued for dividends reinvested	—	32,466

Shares outstanding, end of period	2,557,657	1,465,627

See notes to financial statements.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

	INSTITUTIONAL CLASS			INVESTOR CLASS

	For the Six Months Ended October 31, 2010 (unaudited)	For the Year Ended April 30, 2010	For the Period June 30, 2008[1] to April 30, 2009	For the Six Months Ended October 31, 2010 (unaudited)	For the Year Ended April 30, 2010	For the Period July 23, 2008[1] to April 30, 2009
Net asset value, beginning
of period	$10.14	$9.34	$10.00	$10.12	$9.31	$10.00

Income from Investment Operations
Net investment income[2]	0.09	0.10	0.20	0.06	0.08	0.11
Net realized and unrealized
gain (loss) on investments
and swap transactions	0.56	0.99	(0.77)[3]	0.57	0.99	(0.70)[3]
Distributions of net realized gains by
other investment companies	—	—	— [4]	—	—	— [4]

Net increase (decrease) resulting
from operations	0.65	1.09	(0.57)	0.63	1.07	(0.59)

Less distributions from:
Net investment income	—	(0.07)	(0.09)	—	(0.04)	(0.10)
Net realized gains	—	(0.22)	—	—	(0.22)	—

Total distributions to shareholders	—	(0.29)	(0.09)	—	(0.26)	(0.10)

Net asset value, end of period	$10.79	$10.14	$9.34	$10.75	$10.12	$9.31

Total Return
Total investment return based on
net asset value[5]	6.41%	11.65%	(5.71)%	6.23%	11.44%	(5.89)%

Ratios/Supplemental Data
Net assets, end of period
(000’s omitted)	$116,835	$71,814	$3,019	$27,493	$14,835	$637
Ratio to average net assets of:
Expenses net of reimbursements	1.47%[6]	1.64%	1.15%[6]	1.90%[6]	1.86%	1.40%[6]
Expenses before reimbursements	1.47%[6]	1.98%	24.41%[6]	1.90%[6]	2.79%	44.26%[6]
Net investment Income	1.74%[6]	1.01%	2.77%[6]	1.23%[6]	0.78%	1.82%[6]
Portfolio turnover rate[7]	82%	151%	182%	82%	151%	182%

1	Commencement of offering shares.

2	Based on average shares outstanding.

3

Due to the timing of sales and repurchases of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

4	Represents less than $0.005

5

Total investment return is calculated by assuming a purchase of shares on the first day, reinvestment of all dividends and distributions at net asset value during the period and a sale of shares on the last day of the period reported. Total return calculated for a period less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the advisor.

6	Annualized.

7	Portfolio turnover rate is not annualized and excludes the value of securities received or delivered as a result of in-kind transactions.

See notes to financial statements.

Notes to Financial Statements

October 31, 2010 (unaudited)

1. ORGANIZATION

IQ ALPHA Hedge Strategy Fund (the “Fund”) is a series of the IndexIQ Trust (the “Trust”) which is a statutory trust organized under Delaware law. The Fund is a non-diversified, open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers two classes of shares, Institutional Class and Investor Class. Both classes have equal rights and voting privileges, except in matters affecting a single class.

The Fund’s investment objective is to seek to achieve investment results that correspond to the total return (aggregate price and yield performance) of the IQ Alpha Hedge Index (the “Index”). The objective of the Index is to provide superior returns (“alpha”) relative to the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”) with lower volatility than the S&P 500 Index and correlation to the S&P 500 Index that is similar to the correlation between hedge funds (as measured by broad-based hedge fund indexes) and the S&P 500 Index.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

These financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund:

Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investment Valuation

The Net Asset Value (“NAV”) is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. NAV per share is calculated by dividing a Fund’s net assets by the number of fund shares outstanding. Securities and investment funds traded on any recognized national or foreign stock exchange are valued at the last quoted sale price, or if no sale price is available, at the bid price. Securities not listed on a national or foreign stock exchange may be valued on the basis of prices furnished by approved pricing services or at the closing bid price on the over-the-counter market.

If market quotations are not readily available, or if IndexIQ Advisors LLC (the “Advisor”) determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Market prices may not represent fair value, for example, if a security is thinly traded or if an event occurs between the market quotation and the time the security is to be valued which is expected to affect the value of the security. The circumstances in which the Board may fair value a security include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

The Fund utilized various inputs in determining the value of its investments. These inputs are summarized in the three broad levels as follows:

  Level 1 — quoted prices in active markets for identical investments.

  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Financial Statements (continued)

October 31, 2010 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2010:

	Level 1	Level 2	Level 3

Investment Companies*	$145,921,595	$—	$—
Other Financial Instruments**	—	(865,212)	—

Total	$145,921,595	$(865,212)	$—

*	Please refer to the Schedule of Investments to view securities segregated by Fund type.

**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

There were no transfers between Level 1 and 2 securities during the period.

Tax Information and Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Fund on the applicable record date. Dividends paid by the Fund with respect to all classes of shares are calculated in the same manner and at the same time, but dividends on Investor Class Shares may be lower than dividends on the Institutional Class Shares as a result of the service and/or distribution fees applicable to Investor Class Shares. Net realized long-term and short-term capital gains will be distributed by the Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Fund is required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The returns of the Fund for the period from commencement of operations through October 31, 2010 are open for examination. As of October 31, 2010, the Fund has no examinations in progress.

The Fund has concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

Cash and Cash Equivalents

Cash and cash equivalents are highly liquid investments, with maturities of three months or less when acquired.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. The Fund’s investment income, expenses and unrealized and realized gains and losses are allocated daily. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. Realized gains or losses are recorded whenever the Fund sells securities.

Notes to Financial Statements (continued)

October 31, 2010 (unaudited)

Expenses

All of the routine operational, administrative and other ordinary expenses of the Fund will be paid by the Fund. These expenses are allocated between the separate classes based on the weighted net asset value of each class. Class level expenses are allocated to each respective class as expenses are incurred.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”) the Fund pays the Advisor an advisory fee at an annual rate of 0.95% of the Fund’s average daily net assets. Such fee is accrued daily and paid monthly. The Advisor has retained Mellon Capital Management Corporation (“MCM” and the “Sub-Advisor”), which is unaffiliated with the Advisor, to conduct the day-to-day portfolio management of the Fund. Pursuant to MCM’s sub-advisory agreement, the Advisor pays MCM an annual fee for their services, which is payable monthly.

The Fund and the Advisor have entered into an expense limitation agreement whereby the Advisor has agreed to waive its fee and/or reimburse the Fund to the extent that total annual fund operating expenses (excluding interest, taxes, brokerage fees and commissions, dividends paid on short sales, extraordinary expenses, and distribution and/or service fees, if any under the Rule 12b-1 Plan) exceed 1.65%. Prior to July 1, 2009, the agreement set this level at 1.15%. The expense limitation agreement allows the Advisor to recover reimbursements made to the extent that the Fund’s expense ratios fall below the above indicated expense limitation. The amounts that can be recovered are limited to the difference between the actual expense ratio and the amount of the expense limitation in place at that time. Under the terms of the agreement, the Advisor can only recover such amounts for a period of up to three years after the reimbursement. This agreement can be extended year to year thereafter provided such continuance is specifically approved by a majority of the Independent Trustees.

For the six months ended October 31, 2010, the Adviser recouped expenses as follows:

Fund Class	Expenses Recouped

Institutional Class	$40,410
Investor Class	3,881

Total	$44,291

The amounts available for potential future recoupment by the Adviser and the expiration schedule at October 31, 2010 are as follows:

	Total Potential Recoupment Amount	Potential Recoupment Amounts Expiring
Fund Class		April 30, 2012	April 30, 2013

Institutional Class	$355,311	$277,488	$77,823
Investor Class	165,694	53,983	111,711

Total	$521,005	$331,471	$189,534

Distribution Agreement (12b-1 Fees)

ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s Distributor. The Fund has adopted a Distribution Service Agreement (“Distribution Agreement”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Investor Class shares. The Plan allows for the payment of services related to the distribution and servicing of shares at a rate of up to 0.25% per annum of the average daily net asset value of the Investor Class shares of the Fund.

Administrator, Custodian and Accounting Agent

The Bank of New York Mellon (in each capacity, the “Administrator,” “Custodian” or “Accounting Agent”) is an affiliate of the Sub-Advisor and serves as the Fund’s Administrator, Custodian and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Notes to Financial Statements (continued)

October 31, 2010 (unaudited)

Transfer Agent

BNY Mellon Investment Servicing (US) Inc. serves as the Fund’s Transfer Agent.

4. CAPITAL SHARE TRANSACTIONS

As of October 31, 2010, there were an unlimited number of common stock shares at $.001 par value authorized by the Fund. Investors may purchase Investor Class Shares and Institutional Class Shares of the Fund at their NAV, based on the next calculation of NAV after the order is placed. Neither the Fund nor the Distributor charges a sales charge or other transaction fee to purchase shares, although other institutions may impose transaction fees on shares purchased through them. Redemption requests are processed at the next NAV calculated after the Fund, its Transfer Agent, or your investment representative receives your sell order. If a redemption request is received on a business day prior to 4:00 pm (Eastern Time), proceeds will normally be wired to the shareholder within three business days, provided that the Fund’s Custodian is also open for business. The Fund imposes a 2% redemption fee on redemptions made within seven calendar days of purchase subject to certain exceptions.

The Fund has granted authority to the Advisor to waive the redemption fee at its sole discretion where the Advisor believes such waiver is in the best interests of the Fund.

5. FEDERAL INCOME TAX

At October 31, 2010, the cost of investments on a tax basis including the adjustment for financial reporting purposes as of the most recently completed Federal income tax reporting period were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$138,861,392	$7,060,240	$(37)	$7,060,203

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals.

At April 30, 2010, the components of earnings/loss on a tax-basis were as follows:

Undistributed Net Investment Income	Accumulated Capital and Other Gains/(Losses)	Net Unrealized Appreciation	Total Loss

$81,536	$(1,465,303)	$1,271,309	$(112,458)

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including swap contracts and post-October losses.

The tax character of distributions paid from ordinary income during the year ended April 30, 2010 and period ended April 30, 2009 was $1,243,295 and $25,301, respectively.

Capital losses incurred after October 31 (“Post-October Losses”) within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. At April 30, 2010, the Fund incurred and elected to defer to May 1, 2010 post-October losses of $1,488,787.

At April 30, 2010, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Undistributed Net Investment Income	Accumulated Capital and Other Gains/(Losses)	Paid-in Capital

$12,774	$(534,938)	$522,164

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of swap contracts and foreign currency reclassifications.

Notes to Financial Statements (continued)

October 31, 2010 (unaudited)

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the six months ended October 31, 2010 were $148,190,233 and $82,156,128, respectively.

7. DERIVATIVE FINANCIAL INSTRUMENTS

During the period, the Fund utilized swaps to effect short exposure to several asset classes, including, among others, real estate, U.S. equities, and TIPS bonds. In addition, the Fund employed swaps to leverage the Fund’s portfolio by approximately 25%. Both types of exposures effected by the swaps were consistent with the exposures of the Fund’s underlying index. The Fund segregates liquid assets, which may include securities, cash or cash equivalents, to cover the Fund’s daily marked-to-market net obligations under outstanding swap agreements. At October 31, 2010, the Fund held $142,390,228 as collateral for swaps.

Pursuant to documentation governing the Fund’s swap transactions between the Advisor and Morgan Stanley Capital Services Inc. (“Morgan Stanley”), Morgan Stanley has the right to terminate the swaps early in the event that the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, Morgan Stanley may require the Fund to pay or receive a settlement amount in connection with the terminated swap transaction. As of October 31, 2010, the Fund has not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement value of these contracts was approximately equal to the fair value of such contracts.

At October 31, 2010, the fair values of derivative instruments were as follows:

Asset Derivatives1

Equity Risk	Total

$814,768	$814,768

Liability Derivatives2

Equity Risk	Total

$1,679,980	$1,679,980

1	Statement of Assets and Liabilities: Unrealized appreciation on swap transactions.

2	Statement of Assets and Liabilities: Unrealized depreciation on swap transactions.

Transactions in derivative instruments during the period ended October 31, 2010, were as follows:

	Equity Risk	Total

Net Realized gain[3]
Swap transactions	$1,986,051	$1,986,051

Net realized gain	$1,986,051	$1,986,051

Net change in unrealized depreciation[4]
Swap transactions	$(414,411)	$(414,411)

Net change in unrealized depreciation	$(414,411)	$(414,411)

3	Statement of Operations: Net realized loss on swap transactions.

4	Statement of Operations: Net change in unrealized depreciation on swap transactions.

For the period ended October 31, 2010, the monthly average value of the swap contracts held by the Fund was $30,186,580.

Notes to Financial Statements (continued)

October 31, 2010 (unaudited)

8. INVESTMENT RISKS

The Fund is subject to the principal risks described below, some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments.

Fund of Funds Risk

The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the Underlying ETFs in which it invests. An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Fund’s Underlying Index. The Fund will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which it invests.

Exchange Traded Vehicle Risk

Unlike an investment in a mutual fund, the value of the Fund’s investment in ETFs, ETVs and ETNs is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings. Federal law prohibits the Fund from acquiring investment company shares, including shares of ETFs, in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Fund from allocating its investments to ETFs in an optimal manner.

Index Risk

The Underlying Index is new and has limited historical performance data that is not predictive of future results. The Underlying Index may not be successful in replicating the performance of its target strategies. There is a risk that hedge fund return data provided by third party hedge fund data providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases. In constructing the Underlying Strategies of the Index, IndexIQ may not be successful in replicating the returns of the Hedge Fund Indexes. In addition, the Index may not achieve its objective of producing superior returns to the S&P 500 Index with lower volatility than the S&P 500 Index and a correlation to the S&P 500 Index that is similar to the correlation between the performance of hedge funds (as measured by broad-based hedge fund indexes) and the S&P 500 Index.

Total Return Swaps

Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where the Fund has the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, the Fund may also be required to pay the dollar value of that decline (or increase, if an inverse swap) to the counterparty. The Fund intends to use total return swaps in several ways to replicate the performance of the Index. Consequently, the performance of the Fund’s total return swaps will be a significant component of the Fund’s performance. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. Therefore the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

9. SUBSEQUENT EVENTS

On December 2, 2010, MCM notified the Advisor that it will resign as sub-advisor to the Fund, effective February 1, 2011. The Fund has evaluated subsequent events through the date of issuance of this report and has determined that there are no other material events that would require disclosure.

Board of Trustees and Officers (unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, year of birth, address and principal occupations during the past five years for each Trustee and officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Independent Trustees

Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years[3]	Number of Portfolios in Fund Complex Overseen by Trustee[4]	Other Directorships Held by Trustee

Reena Aggarwal 1957	Trustee	Since August 2008	Deputy Dean, McDonough School of Business, Georgetown University (2006 to 2008); Visiting Professor of Finance, Sloan School of Management, MIT (2005-2006); Interim Dean, McDonough School of Business, Georgetown University (2004-2005); Stallkamp Faculty Fellow and Professor of Finance, McDonough School of Business, Georgetown University (2003-Present).	10	FBR Funds (11 portfolios)

Gene Chao 1970	Trustee	Since August 2008	Vice President & GM — Global Network Services & Sales — Hewlett-Packard Company (2010 to present); Vice President — Strategic Services, Dimension Data, Americas (2007 to 2010); Senior Vice President — Strategic Outsourcing, France Telecom Americas (2004-2007); Managing Director — Business Consulting, Xansa, North America (2003-2004).	10	None

Interested Trustee[5]

Adam S. Patti 1970	Chairman and Trustee	Since November 2008	Chairman, Trustee, President and Principal Executive, IndexIQ Trust (2008 to present); Chief Executive Officer, the Advisor (2007 to present); Chief Executive Officer, IndexIQ (2006 to present); Associate Publisher, Time Inc. (2006); Executive Director, Time Inc. (2005); Director, Time Inc. (2003 to 2004).	10	None

	President and Principal Executive	Since July 2008

Officers of the Trust

Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Gregory D. Bassuk 1972	Secretary	Since July 2008	Chief Compliance Officer, the Advisor (2008 to present); Secretary, IndexIQ Trust (2008 to present); Chairman and Trustee, IndexIQ ETF Trust (July 2008 to November 2008); Chairman and Trustee, IndexIQ Trust (February 2008 to November 2008); Chief Operating Officer, the Advisor (2007 to present); Chief Operating Officer, IndexIQ (2006 to present); Director, Time Inc. (2004 to 2006).

David Fogel 1971	Treasurer, Principal Financial Officer and Chief Compliance Officer	Since October 2008	Treasurer, Principal Financial Officer and Chief Compliance Officer, IndexIQ Trust (2008 to present); Executive Vice President, IndexIQ (2006 to present); Vice President, Groton Partners LLC (2005 to 2006); Principal, Circle Peak Capital LLC (2003 to 2005).

1	The address of each Trustee or officer is c/o IndexIQ, 800 Westchester Avenue, Suite N-611, Rye Brook, New York 10573.

2	Trustees and Officers serve until their successors are duly elected and qualified.

3	Principal occupations(s) of the Trustees may cover more than the past five years.

4

The Funds are part of a “fund complex” as defined in the 1940 Act. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor.

5	Mr. Patti is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.

SEMI-ANNUAL REPORT | OCTOBER 31, 2010

IndexIQ Trust
IQ ALPHA
Hedge Strategy Fund

Investment Advisor
IndexIQ Advisors LLC
800 Westchester Avenue, Suite N-611
Rye Brook, NY 10573

Sub-Advisor
Mellon Capital Management Corp.
50 Fremont Street, Suite 3900
San Francisco, CA 94105

Custodian/Fund Administrator
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel
Katten Muchin Rosenman, LLP
575 Madison Avenue
New York, New York 10022

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

IQ ALPHA Hedge Strategy Fund
c/o IndexIQ
800 Westchester Avenue, Suite N-611
Rye Brook, NY 10573
1-888-934-0777

Item 2. Code of Ethics.

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: IndexIQ Trust

By: /s/ Adam S. Patti

Adam S. Patti, Principal Executive Officer

Date: December 23, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: IndexIQ Trust

By: /s/ Adam S. Patti

Adam S. Patti, Principal Executive Officer

Date: December 23, 2010

By: /s/ David L. Fogel

David L. Fogel, Principal Financial Officer

Date: December 23, 2010